Note 5 - Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

5. Accounts Receivable, Net

Accounts receivable, net, consists of the following components:

	December 31,	December 31,
	2021	2020
	(in thousands)
Trade receivables	$38,819	$33,521
Current unbilled receivables	17,086	16,496
Allowance for doubtful accounts	(838)	(1,767)
	$55,067	$48,250